BRINKER CAPITAL DESTINATIONS TRUST

(“TRUST”)

SUPPLEMENT DATED NOVEMBER 2, 2022

TO THE

SUMMARY PROSPECTUSES AND PROSPECTUS, EACH DATED JULY 1, 2022

This Supplement provides new and additional information beyond that contained in the Summary Prospectuses and Prospectus and should be read in conjunction with the Summary Prospectuses and Prospectus.

Change in Portfolio Management of the Adviser of the Destinations Funds (the “Funds”)

Ms. Amy Magnotta and Ms. Leigh Lowman no longer serve as portfolio managers for the Funds. Mr. Brian Storey, CFA, and Mr. Grant Engelbart, CFA, CAIA, continue to serve as portfolio managers for the Funds. Additionally, Messrs. Timothy Holland, CFA, and Michael Hadden, CFA, join Messrs. Storey and Engelbart as portfolio managers to the Funds. Accordingly, the following changes are hereby made to the Summary Prospectuses and Prospectus:

1.            All references to Ms. Magnotta and Ms. Lowman are hereby deleted from the Summary Prospectuses and Prospectus.

2.            For each of the Funds in the “Investment Adviser” section of the Summary Prospectuses, and the corresponding section of the Prospectus, the information related to Mmes. Magnotta and Lowman in the first table is hereby deleted and the following is hereby added:

Portfolio Manager	Experience with the Fund	Title with Adviser
Timothy Holland, CFA	2017	Chief Investment Officer & Senior Portfolio Manager
Michael Hadden, CFA	2022	Portfolio Manager

3.            In the “Fund Management” section of the Prospectus, under “The Multi-Manager Strategy” heading, the following is hereby added after Mr. Engelbart’s biographical information:

Michael Hadden, CFA, is a Portfolio Manager at Brinker Capital with portfolio management responsibilities for the Destinations Program. Prior to joining Brinker Capital in 2020, Mr. Hadden served as an Investment Research Analyst from 2018 to 2020 and a Junior Investment Analyst from 2017 to 2018 at CLS Investments.

Timothy Holland, CFA, is the Chief Investment Officer and a Senior Portfolio Manager at Brinker Capital with portfolio management responsibilities for the Destinations program. He previously served as the Senior Vice President and Global Investment Strategist at Brinker Capital. Prior to joining Brinker Capital in 2017, Mr. Holland was the co-Head of US Sub-Advisory at Pictet Asset Management, and, prior to that role, was a Portfolio Manager and Partner at TAMRO Capital Partners from 2005 to 2016.

Change in Portfolio Management of the Destinations Low Duration Fixed Income Fund (the “Fund”)

Effective August 12, 2022, Mr. Michael De Kler no longer serves as a portfolio manager for the portion of the assets of the Fund managed by CrossingBridge Advisors, LLC (“CrossingBridge”). Additionally, Mr. Kirk Whitney is added as a portfolio manager for the portion of the Fund’s assets managed by CrossingBridge. Accordingly, the following changes are hereby made to the Summary Prospectus and Prospectus:

5.            All references to Mr. De Kler are hereby deleted from the Summary Prospectus and Prospectus.

6.            In the “Investment Adviser” section of the Summary Prospectus, and the corresponding section of the Prospectus, the information in the table relating to CrossingBridge is hereby deleted and replaced with the following:

Sub-advisers and Portfolio Managers (Title)	Fund’s Portfolio Manager Since
CrossingBridge Advisors, LLC
David K. Sherman, Portfolio Manager	2017
Kirk Whitney	2022

7.            In the “Fund Management” section of the Prospectus, under “The Multi-Manager Strategy” heading, under “Destinations Low Duration Fixed Income Fund” sub-heading, the paragraph relating to CrossingBridge is hereby deleted and replaced with the following:

CrossingBridge Advisors, LLC: CrossingBridge Advisors, LLC (“CrossingBridge”), located at 427 Bedford Road Suite 220, Pleasantville, New York 10570, serves as a Sub-adviser to the Destinations Low Duration Fixed Income Fund. CrossingBridge is a wholly owned subsidiary of ENDI Corp. (“ENDI”). A team of investment professionals manage the portion of the Destinations Low Duration Fixed Income Fund’s assets allocated to CrossingBridge. David K. Sherman is the Portfolio Manager and has been the President of CrossingBridge Advisors, LLC since its inception in 2016 and has been President of Cohanzick Management, LLC (“Cohanzick”), CrossingBridge’s previous parent company, since its inception in 1996. Kirk Whitney joined Cohanzick in 2014. Mr. Whitney is currently an Assistant Portfolio Manager and has been an employee of CrossingBridge since its inception in 2016. Mr. Whitney holds a Bachelor of Science from Penn State University

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BRINKER CAPITAL DESTINATIONS TRUST

(“TRUST”)

SUPPLEMENT DATED NOVEMBER 2, 2022,

TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”), DATED JULY 1, 2022

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Change in Portfolio Management of the Adviser of the Destinations Funds (the “Funds”)

Ms. Amy Magnotta and Ms. Leigh Lowman no longer serve as portfolio managers for the Funds. Mr. Brian Storey, CFA, and Mr. Grant Engelbart, CFA, CAIA, continue to serve as portfolio managers for the Funds. Additionally, Messrs. Timothy Holland, CFA, and Michael Hadden, CFA, join Messrs. Storey and Engelbart as portfolio managers to the Funds. Accordingly, the following changes are hereby made to the SAI:

1.            All references to Ms. Magnotta and Ms. Lowman are hereby deleted from the SAI.

2.            The table in the “Trustees and Officers of the Trust” section is hereby deleted in its entirety and replaced with the following:

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*

J. Scott Coleman, CFA 7 Forest Road Wayne, PA 19087 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Osterweis Capital Management since May 2022; Optimum Fund Trust from 2011 to 2015.

Nicholas M. Marsini, Jr. 120 St. Moritz Drive Wilmington, DE 19807 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.

Gregory E. McGowan 300 SE 2nd Street Fort Lauderdale, FL 33301 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited, Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services Mexico, S. de R. L., Templeton Global Growth Fund Ltd Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland).

* Each Trustee remains in office until he or she resigns, retires or is removed.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
INTERESTED TRUSTEES*

Joseph V. Del Raso** Troutman Pepper Hamilton LLP Two Logan Square, 18th & Arch Streets Philadelphia, PA 19103-2799 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).

Noreen D. Beaman Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Chair of the Board of Trustees	Since 2018	President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2020 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	10	Board of Directors/Managers for following entities since 2020 and Vice Chair since February 2022: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc. MMI Executive Committee since 2021; MMI Board of Governors (2020-2021); MMI Leadership Pathway (2016 to 2020); Envestnet Institute Women In Wealth (2017 to 2020); St. Peter’s University Board of Trustees and Chair of Investment Committee of St. Peter’s University since 2021; St. Peter’s University Board of Trustees (2014 to 2017).

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***

Kylee Beach Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1984	President	Since August 2022	General Counsel and Secretary (Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, LLC, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings, Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC , since 2020; Advizr, Inc. , since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology, Inc. , since 2022; TownSquare Capital, LLC , since 2022; Associate General Counsel (NorthStar Financial Services Group, LLC from 2012 to 2018.

Kevin Fustos Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.

Brian Ferko Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Compliance Officer & Anti- Money Laundering Officer	Since January 2017	Chief Compliance Officer of Brinker Capital Investments, LLC since 2015; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.

Donna Marley Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Chief Operating Officer	Since April 2017	Senior Vice President of Funds of Brinker Capital Investments, LLC since 2017; Executive Director of Morgan Stanley from 2009 to 2017.

Peter Townsend Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments, LLC since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.

Julie Vossler Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1968	Deputy Chief Operating Officer	Since August 2022	Director of Funds Management of Brinker Capital Investments, LLC since 2022; Mutual Funds Consultant at Lincoln Financial Group from 2017 to 2022; Senior Paralegal at Nationwide Financial Services from 2014 to 2017.

Timothy Holland, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of Brinker Capital Investments, LLC since 2020; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.

Grant Engelbart, CFA, CAIA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2021	Senior Portfolio Manager at Brinker Capital Investments, LLC since 2021; Senior Portfolio Manager and Director of Research at CLS Investments, LLC from 2018 to 2021; Portfolio Manager at CLS Investments, LLC from 2013 to 2018.

Patrick Amerson Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments, LLC since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017-2019.

Michael Hadden, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Portfolio Manager at Brinker Capital Investments, LLC since 2020; Investment Research Analyst at CLS Investments, LLC from 2018 to 2020; Junior Investment Analyst at CLS Investments LLC from 2017 to 2018.

Brian Storey, CFA Brinker Capital Investments, LLC 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1974	Investment Officer	Since June 2022	Senior Portfolio Manager at Brinker Capital Investments, LLC since 2022; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021; Portfolio Manager and Senior Research Analyst at First Citizens Bank & Trust from 2010 to 2016.

***	The President, Treasurer, and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

3.            In the “Portfolio Managers Disclosure” section, under the “Brinker Capital Investments, LLC,” heading, the information under the “Ownership of Fund Shares” sub-heading is hereby deleted in its entirety and replaced with the following:

Ownership of Fund Shares. The following table sets forth the dollar range of shares beneficially owned by each Portfolio Manager as of September 30, 2022:

Dollar Range of Fund Shares
Beneficially
Name of Fund	Name of Portfolio Manager	Owned
Destinations Large Cap Equity Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	$100,001 - $500,000
	Michael Hadden	None

Destinations Small-Mid Cap Equity Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	$50,001 - $100,000
	Michael Hadden	None

Destinations Equity Income Fund	Grant Engelbart	$1 to $10,000
	Brian Storey	None
	Timothy Holland	$10,001 - $50,000
	Michael Hadden	None

Destinations International Equity Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	$100,001 - $500,000
	Michael Hadden	None

Destinations Core Fixed Income Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	$50,001 - $100,000
	Michael Hadden	None

Destinations Low Duration Fixed Income Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	$10,001 - $50,000
	Michael Hadden	None

Destinations Global Fixed Income Opportunities Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	$10,001 - $50,000
	Michael Hadden	None

Destinations Municipal Fixed Income Fund	Grant Engelbart	$1 - $10,000
	Brian Storey	None
	Timothy Holland	None
	Michael Hadden	None

Destinations Multi Strategy Alternatives Fund	Grant Engelbart	$1 to $10,000
	Brian Storey	None
	Timothy Holland	$50,001 - $100,000
	Michael Hadden	None

Destinations Shelter Fund	Grant Engelbart	None
	Brian Storey	None
	Timothy Holland	None
	Michael Hadden	None

4.            Under the same heading, the information under the “Other Accounts” sub-heading is hereby deleted in its entirety and replaced with the following:

Other Accounts. As of September 30, 2022, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Grant Engelbart, CFA, CAIA	0	$0	0	$0	28,281	$4,092
Brian Storey, CFA	0	$0	0	$0	0	$0
Timothy Holland, CFA	0	$0	0	$0	0	$0
Michael Hadden	0	$0	0	$0	28,281	$4,092

Change in Portfolio Management of the Destinations Low Duration Fixed Income Fund (the “Fund”)

Effective August 12, 2022, Mr. Michael De Kler no longer serves as a portfolio manager for the portion of the assets of the Fund managed by CrossingBridge Advisors, LLC (“CrossingBridge”). Additionally, Mr. Kirk Whitney is added as a portfolio manager for the portion of the Fund’s assets managed by CrossingBridge. Accordingly, the following changes are hereby made to the SAI:

5.            All references to Mr. De Kler are hereby deleted from the SAI.

6.            In the “Portfolio Managers Disclosure” section, under the “CrossingBridge Advisors, LLC” heading, the following is hereby added after the third paragraph under the “Compensation” sub-heading:

As Assistant Portfolio Manager, Mr. Whitney receives a compensation and benefits package. Mr. Whitney’s compensation is based on the performance of his accounts and contribution to the overall growth and profitability of the firm. Mr. Whitney is provided no financial incentive to favor one fund or account over another.

7.            Under the same heading, the information under the “Ownership of Fund Shares” sub-heading is hereby deleted in its entirety and replaced with the following:

Ownership of Fund Shares

As of September 30, 2022 CrossingBridge Advisors’ portfolio managers did not beneficially own any shares of the Destinations Low Duration Fixed Income Fund or the Destinations Global Fixed Income Opportunities Fund.

8.            Under the same heading, the information under the “Other Accounts” sub-heading is hereby deleted in its entirety and replaced with the following:

Other Accounts.

As of September 30, 2022 in addition to the Destinations Low Duration Fixed Income Fund and the Destinations Global Fixed Income Opportunities Fund, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
David K. Sherman	6	$1,807.9	2		$24.4	4	$72.2
	0	$0	2	*	$24.4	0	$0
Jonathan Berg	1	$187.7	0		$0	0	$0
Kirk Whitney	4	$1697.5	0		$0	0	$0

* These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

There are no other changes to the SAI.

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